CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 87,408	$ 86,591
Restricted cash	374	541
Trade receivables, (net of allowance for credit losses of $525 and $422 as of June 30, 2023 and December 31, 2022, respectively)	41,577	50,644
Contract assets	17,557	24,971
Inventories	40,049	33,024
Other current assets	22,744	19,283
Total current assets	209,709	215,054
LONG-TERM ASSETS:
Restricted cash	14	13
Long-term contract assets	9,980	11,149
Severance pay funds	5,551	5,947
Deferred taxes	16,445	18,265
Operating lease right-of-use assets	3,198	3,891
Other long-term assets	9,086	10,737
Total long-term assets	44,274	50,002
PROPERTY AND EQUIPMENT, NET	73,895	76,578
INTANGIBLE ASSETS, NET	209	309
GOODWILL	43,468	43,468
Total assets	371,555	385,411
CURRENT LIABILITIES:
Trade payables	14,662	20,668
Accrued expenses	43,091	50,356
Advances from customers and deferred revenues	33,240	30,531
Operating lease liabilities	1,870	1,941
Other current liabilities	14,353	22,291
Total current liabilities	107,216	125,787
LONG-TERM LIABILITIES:
Accrued severance pay	6,381	6,580
Long-term advances from customers and deferred revenues	1,480	1,041
Operating lease liabilities	1,261	1,890
Other long-term liabilities	181	5,988
Total long-term liabilities	9,303	15,499
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of June 30, 2023 and December 31, 2022; Issued and outstanding: 56,621,668 and 56,610,404 shares as of June 30, 2023 and December 31, 2022, respectively	2,711	2,711
Additional paid-in capital	933,200	932,086
Accumulated other comprehensive loss	(6,955)	(6,847)
Accumulated deficit	(673,920)	(683,825)
Total shareholders' equity	255,036	244,125
Total liabilities and shareholders' equity	$ 371,555	$ 385,411